LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Future minimum lease payments
Minimum lease payments	$ 168,263	$ 157,346
Within 1 year
Future minimum lease payments
Minimum lease payments	47,600	38,012
Between 1 - 3 years
Future minimum lease payments
Minimum lease payments	40,261	43,439
Between 3 - 5 years
Future minimum lease payments
Minimum lease payments	24,904	21,637
Thereafter
Future minimum lease payments
Minimum lease payments	$ 55,498	$ 54,258